Leases - Additional Information (Detail) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Lease liabilities [member]
Disclosure of maturity analysis of operating lease payments [line items]
Right-of-use assets	€ 64.6
Bottom of range [member]
Disclosure of maturity analysis of operating lease payments [line items]
Optional Lease Extension Period	2 years
Lease Term	2 years
Lease Term Enforceable Year	2029
Lease Terminate	2026
Top of range [member]
Disclosure of maturity analysis of operating lease payments [line items]
Optional Lease Extension Period	10 years
Lease Term	11 years
Lease Term Enforceable Year	2037
Lease Terminate	2027